Annual Total Returns- Victory Integrity Discovery Fund (Class A Shares Class C Shares Class R Shares Class Y Shares) [BarChart] - Class A Shares Class C Shares Class R Shares Class Y Shares - Victory Integrity Discovery Fund - Class Y	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.17%)	21.12%	44.80%	3.98%	(0.24%)	29.34%	11.02%	(15.81%)	21.58%	(1.34%)